PGIM Quant Solutions Small-Cap Value Fund Annual Fund Operating Expenses - PGIM Quant Solutions Small-Cap Value Fund	Jul. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.30%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.06%	[1],[2]
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	1.55%
Other Expenses (as a percentage of Assets):	1.55%
Expenses (as a percentage of Assets)	3.15%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	3.14%	[1],[2]
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	1.28%	[1],[2]
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.80%	[1],[2]
R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[3]
Component2 Other Expenses	6.54%
Other Expenses (as a percentage of Assets):	6.64%
Expenses (as a percentage of Assets)	7.49%
Fee Waiver or Reimbursement	(6.35%)
Net Expenses (as a percentage of Assets)	1.14%	[1],[2]
R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[3]
Component2 Other Expenses	30.83%	[4]
Other Expenses (as a percentage of Assets):	30.93%
Expenses (as a percentage of Assets)	31.53%
Fee Waiver or Reimbursement	(30.64%)
Net Expenses (as a percentage of Assets)	0.89%	[1],[2]
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.68%	[1],[2]

[1]	PGIM Investments LLC (“PGIM Investments” or the “Manager”) has contractually agreed to waive and/or reimburse up to 0.01% of the fees and expenses from the Fund through November 30, 2027, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, PGIM Investments has contractually agreed, through November 30, 2027, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 1.14% of average daily net assets for Class R2 shares or 0.89% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. This waiver and expense limitation may not be terminated prior to November 30, 2027 without the prior approval of the Fund’s Board of Trustees.
[2]	The distributor of the Fund has contractually agreed through November 30, 2027 to reduce its distribution and service (12b-1) fees for the Fund’s Class A shares to 0.25% of the average daily net assets of the Class A shares of the Fund. Additionally, the distributor of the Fund has contractually agreed through November 30, 2027 to reduce its distribution and service (12b-1) fees for the Fund’s Class R shares to 0.50% of the average daily net assets of the Class R shares of the Fund. These waivers may not be terminated prior to November 30, 2027 without the prior approval of the Fund’s Board of Trustees.
[3]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[4]	Other expenses have been updated from the most recent annual report to reflect current expenses.